AB Bond Fund, Inc.

AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 87.2%
Industrial – 40.7%
Basic – 3.1%
Arkema SA 0.125%, 10/14/2026(a)	EUR	200	$241,233
Ecolab, Inc. 5.50%, 12/08/2041	U.S.$	525	753,819
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	969,085
Mosaic Co. (The) 5.625%, 11/15/2043		80	107,538
Sociedad Quimica y Minera de Chile SA 4.25%, 01/22/2050(a)		660	718,286
Suzano Austria GmbH 3.75%, 01/15/2031		1,070	1,115,005

			3,904,966

Capital Goods – 6.9%
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,613,738
Emerson Electric Co. 3.15%, 06/01/2025		715	775,969
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 06/15/2043		495	730,859
Republic Services, Inc. 1.75%, 02/15/2032		1,275	1,242,624
Siemens Financieringsmaatschappij NV 1.20%, 03/11/2026(a)		960	967,260
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/2026		405	446,676
Waste Management, Inc. 1.50%, 03/15/2031		470	454,449
2.95%, 06/01/2041		710	748,377
Xylem, Inc./NY 1.95%, 01/30/2028		1,725	1,764,026

			8,743,978

Communications - Media – 0.1%
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		200	201,231

Communications - Telecommunications – 2.8%
Corning, Inc. 4.70%, 03/15/2037		62	75,995
5.35%, 11/15/2048		820	1,133,777
Telefonica Emisiones SA 5.213%, 03/08/2047		775	973,410
Verizon Communications, Inc. 3.875%, 02/08/2029		835	958,997
Vodafone Group PLC 4.25%, 09/17/2050		400	473,459

			3,615,638

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 2.8%
Aptiv PLC 4.40%, 10/01/2046	U.S.$	180	$216,182
Daimler AG 0.75%, 09/10/2030(a)	EUR	160	199,893
General Motors Co. 5.00%, 10/01/2028	U.S.$	260	306,072
5.95%, 04/01/2049		395	542,435
General Motors Financial Co., Inc. 2.70%, 06/10/2031		365	373,190
3.85%, 01/05/2028		435	482,423
Lear Corp. 3.80%, 09/15/2027		1,060	1,183,281
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	200	249,306

			3,552,782

Consumer Cyclical - Other – 0.8%
Owens Corning 3.95%, 08/15/2029	U.S.$	845	967,396

Consumer Cyclical - Retailers – 0.9%
Lowe’s Cos., Inc. 1.70%, 10/15/2030		460	450,080
3.70%, 04/15/2046		665	745,912

			1,195,992

Consumer Non-Cyclical – 12.9%
Abbott Laboratories 4.75%, 11/30/2036		1,065	1,396,466
AbbVie, Inc. 4.875%, 11/14/2048		750	993,036
Amgen, Inc. 4.40%, 05/01/2045		805	1,000,285
Astrazeneca Finance LLC 2.25%, 05/28/2031		53	54,969
AstraZeneca PLC 6.45%, 09/15/2037		445	678,387
Becton Dickinson and Co. 2.823%, 05/20/2030		1,130	1,203,374
Biogen, Inc. 3.15%, 05/01/2050		150	149,450
Bristol-Myers Squibb Co. 4.25%, 10/26/2049		465	600,204
Cigna Corp. 3.05%, 10/15/2027		820	894,498
4.80%, 08/15/2038		160	203,073
CVS Health Corp. 4.30%, 03/25/2028		280	324,213
4.78%, 03/25/2038		900	1,130,154
Danaher Corp. 2.60%, 10/01/2050		225	221,218
4.375%, 09/15/2045		610	780,933
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)		945	986,223

	Principal Amount (000)		U.S. $ Value

GlaxoSmithKline Capital, Inc. 4.20%, 03/18/2043	U.S.$	165	$208,581
HCA, Inc. 3.50%, 07/15/2051		425	438,400
5.50%, 06/15/2047		735	981,024
Koninklijke Philips NV 5.00%, 03/15/2042		725	982,109
Pfizer, Inc. 4.125%, 12/15/2046		775	979,529
Thermo Fisher Scientific, Inc. 4.10%, 08/15/2047		800	997,274
Zoetis, Inc. 2.00%, 05/15/2030		755	763,504
3.00%, 09/12/2027		475	518,563

			16,485,467

Energy – 0.2%
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		205	208,125

Services – 2.5%
IHS Markit Ltd. 4.25%, 05/01/2029		58	67,724
Mastercard, Inc. 3.85%, 03/26/2050		845	1,044,339
Moody’s Corp. 2.55%, 08/18/2060		1,125	1,027,828
PayPal Holdings, Inc. 3.25%, 06/01/2050		900	1,000,701

			3,140,592

Technology – 7.7%
Alphabet, Inc. 1.10%, 08/15/2030		1,015	979,124
Analog Devices, Inc. 5.30%, 12/15/2045		155	215,898
Broadcom, Inc. 3.50%, 02/15/2041(a)		950	987,139
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		200	207,955
Cisco Systems, Inc./Delaware 5.90%, 02/15/2039		50	72,935
Intel Corp. 4.75%, 03/25/2050		735	987,184
International Business Machines Corp. 4.00%, 06/20/2042		625	742,831
4.25%, 05/15/2049		200	251,002
Lam Research Corp. 2.875%, 06/15/2050		1,220	1,260,196
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027(a)		515	555,653
3.25%, 05/11/2041(a)		705	736,417
Oracle Corp. 3.60%, 04/01/2040		480	513,268
3.85%, 04/01/2060		200	215,306
4.00%, 11/15/2047		235	260,613

	Principal Amount (000)		U.S. $ Value

Salesforce.com, Inc. 2.90%, 07/15/2051	U.S.$	642	$660,702
Skyworks Solutions, Inc. 3.00%, 06/01/2031		1,080	1,131,053

			9,777,276

			51,793,443

Financial Institutions – 37.2%
Banking – 23.5%
American Express Credit Corp. 3.30%, 05/03/2027		800	890,420
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025		1,200	1,196,851
Banco Santander SA 2.749%, 12/03/2030		1,000	1,006,759
4.25%, 04/11/2027		400	454,112
Bank of America Corp. 2.884%, 10/22/2030		470	499,212
3.194%, 07/23/2030		190	206,150
4.078%, 04/23/2040		835	983,154
Series JJ 5.125%, 06/20/2024(b)		425	451,646
Series Z 6.50%, 10/23/2024(b)		45	50,844
BNP Paribas SA 1.675%, 06/30/2027(a)		1,035	1,045,407
2.871%, 04/19/2032(a)		200	208,117
6.625%, 03/25/2024(a) (b)		200	219,000
6.75%, 03/14/2022(a) (b)		200	206,040
7.375%, 08/19/2025(a) (b)		470	548,708
BPCE SA 4.625%, 07/11/2024(a)		855	938,333
Citigroup, Inc. 0.776%, 10/30/2024		1,205	1,209,589
1.678%, 05/15/2024		255	260,233
4.075%, 04/23/2029		545	621,777
5.316%, 03/26/2041		410	556,616
Cooperatieve Rabobank UA 3.75%, 07/21/2026		1,160	1,284,266
4.00%, 04/10/2029(a)		800	855,747
4.375%, 06/29/2027(a) (b)	EUR	200	264,521
Credit Agricole SA 0.125%, 12/09/2027		200	236,475
1.247%, 01/26/2027(a)	U.S.$	1,285	1,274,437
DNB Bank ASA 6.50%, 03/26/2022(a) (b)		200	206,608
Goldman Sachs Group, Inc. (The) 3.691%, 06/05/2028		500	557,797
4.223%, 05/01/2029		350	402,956
4.411%, 04/23/2039		465	571,763
ING Groep NV 1.40%, 07/01/2026(a)		950	959,164
2.727%, 04/01/2032		540	566,548
6.50%, 04/16/2025(b)		680	759,242

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)	U.S.$	460	$501,192
5.25%, 01/12/2024		200	220,582
KBC Group NV 0.375%, 06/16/2027(a)	EUR	800	966,614
Lloyds Banking Group PLC 4.65%, 03/24/2026	U.S.$	630	716,849
Mitsubishi UFJ Financial Group, Inc. 0.848%, 07/19/2029(a)	EUR	200	250,111
Morgan Stanley Series G 4.35%, 09/08/2026	U.S.$	495	563,895
Natwest Group PLC 2.359%, 05/22/2024		935	962,451
Santander Holdings USA, Inc. 4.50%, 07/17/2025		560	622,277
Societe Generale SA 2.889%, 06/09/2032(a)		1,480	1,513,893
4.25%, 04/14/2025(a)		420	457,684
Standard Chartered PLC 1.214%, 03/23/2025(a)		955	960,517
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (b)		1,000	1,065,679
UBS Group AG 5.125%, 07/29/2026(a) (b)		890	974,537
UniCredit SpA 2.569%, 09/22/2026(a)		625	637,785

			29,906,558

Insurance – 4.4%
Assicurazioni Generali SpA 2.124%, 10/01/2030(a)	EUR	545	691,748
2.429%, 07/14/2031(a)		200	258,641
Centene Corp. 2.625%, 08/01/2031	U.S.$	708	708,690
Humana, Inc. 2.15%, 02/03/2032		635	638,163
4.50%, 04/01/2025		660	740,948
Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041		200	209,556
Prudential Financial, Inc. 5.20%, 03/15/2044		1,150	1,239,703
Voya Financial, Inc. 5.65%, 05/15/2053		898	949,336
Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051(a)		200	200,517

			5,637,302

REITs – 9.3%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032		995	992,984

	Principal Amount (000)		U.S. $ Value

American Homes 4 Rent LP 3.375%, 07/15/2051	U.S.$	845	$874,888
American Tower Corp. 2.95%, 01/15/2051		475	466,560
3.70%, 10/15/2049		70	77,907
3.80%, 08/15/2029		285	321,245
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	963,998
Healthpeak Properties, Inc. 1.35%, 02/01/2027	U.S.$	677	680,241
3.50%, 07/15/2029		860	967,029
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		930	970,093
Prologis LP 1.25%, 10/15/2030		1,155	1,108,612
3.00%, 04/15/2050		240	252,840
Ventas Realty LP 4.40%, 01/15/2029		825	964,178
Vornado Realty LP 2.15%, 06/01/2026		950	974,322
Welltower, Inc. 2.05%, 01/15/2029		1,155	1,174,201
4.95%, 09/01/2048		765	997,280

			11,786,378

			47,330,238

Utility – 9.3%
Electric – 8.5%
Commonwealth Edison Co. 3.00%, 03/01/2050		205	216,107
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		855	1,078,400
Series A 4.125%, 05/15/2049		155	184,849
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	995,131
EDP Finance BV 1.71%, 01/24/2028(a)		970	967,686
Enel Americas SA 4.00%, 10/25/2026		890	970,823
Enel Finance International NV 2.65%, 09/10/2024(a)		910	962,548
Engie SA 3.25%, 11/28/2024(a) (b)	EUR	200	258,023
Florida Power & Light Co. 4.125%, 02/01/2042	U.S.$	85	106,074
5.69%, 03/01/2040		160	234,043
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028		897	917,111
2.25%, 06/01/2030		440	451,897
5.65%, 05/01/2079		370	433,987
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,090	1,092,463
Orsted AS 1.75%, 12/09/3019(a) (b)	EUR	160	195,251
2.25%, 11/24/3017(a) (b)		600	746,088

	Principal Amount (000)		U.S. $ Value

Southern California Edison Co. 4.00%, 04/01/2047	U.S.$	670	$713,970
Series H 3.65%, 06/01/2051		260	264,607

			10,789,058

Other Utility – 0.8%
American Water Capital Corp. 3.25%, 06/01/2051		735	795,614
3.45%, 05/01/2050		195	217,168

			1,012,782

			11,801,840

Total Corporates - Investment Grade (cost $108,752,292)			110,925,521

CORPORATES - NON-INVESTMENT GRADE – 4.3%
Industrial – 4.3%
Capital Goods – 0.5%
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		95	99,773
GFL Environmental, Inc. 5.125%, 12/15/2026(a)		445	467,075
Paprec Holding 3.50%, 07/01/2028	EUR	100	119,540

			686,388

Consumer Cyclical - Automotive – 1.5%
Dana, Inc. 4.25%, 09/01/2030	U.S.$	935	970,760
Faurecia SE 2.375%, 06/15/2029(a)	EUR	775	937,987

			1,908,747

Consumer Non-Cyclical – 1.5%
DaVita, Inc. 4.625%, 06/01/2030(a)	U.S.$	470	485,614
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		985	978,760
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		455	473,146

			1,937,520

Energy – 0.6%
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		690	719,412

Services – 0.2%
Square, Inc. 3.50%, 06/01/2031(a)		200	207,450

Total Corporates - Non-Investment Grade (cost $5,462,878)			5,459,517

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 2.7%
Industrial – 2.2%
Basic – 1.1%
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)	U.S.$	430	$456,660
Klabin Austria GmbH 3.20%, 01/12/2031(a)		980	966,427

			1,423,087

Energy – 0.2%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		200	216,600

Services – 0.9%
MercadoLibre, Inc. 3.125%, 01/14/2031		990	969,674
StoneCo Ltd. 3.95%, 06/16/2028(a)		226	224,249

			1,193,923

			2,833,610

Financial Institutions – 0.5%
Banking – 0.5%
IndusInd Bank Ltd./Gift City 3.875%, 04/15/2022(a)		200	200,787
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	474,750

			675,537

Total Emerging Markets - Corporate Bonds (cost $3,500,258)			3,509,147

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Chile – 0.7%
Chile Government International Bond 2.55%, 01/27/2032 (cost $948,148)		935	957,382

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.3%
Empresa de Transporte de Pasajeros Metro SA 4.70%, 05/07/2050(a) (cost $311,362)		275	331,375

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Metropolitan Transportation Authority Series 2020-C 5.175%, 11/15/2049 (cost $81,023)		65	87,834

	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 6.2%
Investment Companies – 6.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $7,614,502)		7,614,502	$7,614,502

	Principal Amount (000)

Time Deposits – 0.2%
ANZ, London 0.00%, 08/02/2021	U.S.$	199	199,255
BBH, Grand Cayman (0.78)%, 08/02/2021	EUR	25	29,484

Total Time Deposits (cost $228,739)			228,739

Total Short-Term Investments (cost $7,843,241)			7,843,241

Total Investments – 101.5% (cost $126,899,202)(f)			129,114,017
Other assets less liabilities – (1.5)%			(1,856,755)

Net Assets – 100.0%			$127,257,262

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	9	September 2021	$1,352,250	$34,313
U.S. Long Bond (CBT) Futures	1	September 2021	164,719	7,695
U.S. T-Note 5 Yr (CBT) Futures	3	September 2021	373,336	2,422
U.S. Ultra Bond (CBT) Futures	6	September 2021	1,197,188	64,875
Sold Contracts
Euro-Bund Futures	5	September 2021	1,047,281	(29,241)

				$80,064

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	EUR	278	USD	339	08/03/2021	$8,955
Citibank, NA	USD	157	EUR	129	08/03/2021	(4,514)
JPMorgan Chase Bank, NA	EUR	3,173	USD	3,850	08/03/2021	86,107
Morgan Stanley Capital Services LLC	EUR	5,558	USD	6,605	11/08/2021	(1,289)
Standard Chartered Bank	EUR	2,239	USD	2,649	08/03/2021	(7,846)

						$81,413

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $35,646,104 or 28.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,551,697 and gross unrealized depreciation of investments was $(175,405), resulting in net unrealized appreciation of $2,376,292.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2021 (unaudited)

59.4%	United States
6.4%	France
4.4%	Netherlands
3.1%	United Kingdom
3.1%	Chile
2.8%	Spain
2.5%	Italy
2.1%	Brazil
1.9%	Germany
1.3%	China
0.9%	Switzerland
0.8%	Sweden
0.8%	Peru
4.4%	Other
6.1%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Argentina, Belgium, Canada, Denmark, Guatemala, India, Japan, Norway, Portugal and United Republic of Tanzania.

AB Sustainable Thematic Credit Portfolio

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$110,925,521	$-0-	$110,925,521
Corporates - Non-Investment Grade	-0-	5,459,517	-0-	5,459,517
Emerging Markets - Corporate Bonds	-0-	3,509,147	-0-	3,509,147
Governments - Sovereign Bonds	-0-	957,382	-0-	957,382
Quasi-Sovereigns	-0-	331,375	-0-	331,375
Local Governments - US Municipal Bonds	-0-	87,834	-0-	87,834
Short-Term Investments:
Investment Companies	7,614,502	-0-	-0-	7,614,502
Time Deposits	-0-	228,739	-0-	228,739

Total Investments in Securities	7,614,502	121,499,515	-0-	129,114,017
Other Financial Instruments*:
Assets
Futures	109,305	-0-	-0-	109,305
Forward Currency Exchange Contracts	-0-	95,062	-0-	95,062
Liabilities
Futures	(29,241)	-0-	-0-	(29,241)
Forward Currency Exchange Contracts	-0-	(13,649)	-0-	(13,649)

Total	$7,694,566	$121,580,928	$-0-	$129,275,494

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the period ended July 31, 2021 is as follows:

Fund	Market Value 5/10/21* (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$-0-	$49,600	$41,985	$7,615	$0	**

*	Commencement of operations.
**	Amount is less than $500.